Intangible asset (Holmdel Pharmaceuticals, LP) (Details) (InnoPran XL [Member], InnoPran XL license [Member], USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 11, 2012
InnoPran XL [Member] | InnoPran XL license [Member]
Business Acquisition [Line Items]
InnoPran XL license	$ 12,640,000
Less accumulated amortization		1,442,201
Intangible asset, net	$ 12,640,000	$ 11,197,799
Estimated useful life		9 years